Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2025 USD ($) $ / shares	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year(1)	Summary Compensation Table Total for PEO ($)(2)(3)	Compensation Actually Paid to PEO ($)(4)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers ($)(2)(5)	Average Compensation Actually Paid to Non-PEO Named Executive Officers ($)(4)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return ($)(6)	Net Loss ($)	Adjusted Core FFO per Share(7)
2025	$990,000	$318,779	$972,818	$605,778	N/A	$(12,888,000)	$0.25
2024	1,100,000	9,861	872,834	380,952	N/A	(20,623,000)	0.07
2023	1,141,153	(768,418)	1,076,412	(231,145)	N/A	(44,898,000)	0.20
2022	1,141,153	2,381,226	1,096,763	1,953,313	N/A	(34,030,000)	0.36

(1) In accordance with transitional relief provided by the SEC, only four years of information is provided as prior year 2021 was not previously included in the first filing in which the Company provided this Item 402(v) disclosure because it was a smaller reporting company at the time.

(2) The values reflected in this column reflect the “Total” compensation set forth in the Summary Compensation Table (“SCT”) set forth above. See the footnotes to the SCT for further detail regarding the amounts in this column.

(3) For all years in question, our Principal Executive Officer (PEO) was the Company’s Chief Executive Officer, Daniel Shaeffer. Mr. Shaeffer is employed by our advisor and its affiliates. As such, except for grants of Time-Based LTIP Units and Performance-Based Special LTIP Units, as reflected in the SCT, he is not compensated by us for his services to us and our subsidiaries.

(4) Compensation “actually paid” is defined by the SEC and is computed in accordance with SEC rules by subtracting the amounts in the “Stock Awards” column of the SCT for each year from the “Total” column of the SCT and then: (i) adding the fair value as of the end of the reported year of all awards granted during the reporting year that are outstanding and unvested as of the end of the reporting year; (ii) adding the amount equal to the change as of the end of the reporting year (from the end of the prior year) in fair value (whether positive or negative) of any awards granted in any prior year that are outstanding and unvested as of the end of the reporting year; (iii) adding, for awards that are granted and vest in the reporting year, the fair value as of the vesting date; (iv) adding the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value (whether positive or negative) of any awards granted in any prior year for which all applicable vesting conditions were satisfied at the end of or during the reporting year; (v) subtracting, for any awards granted in any prior year that are forfeited during the reporting year, the amount equal to the fair value at the end of the prior year; and (vi) adding the value of any dividends (or dividend equivalents) paid in the reporting year on unvested equity awards and the value of accrued dividends (or dividend equivalents) paid on performance awards that vested in the reporting year. The following tables reflect the adjustments made to SCT total compensation to compute compensation actually paid for our PEO and Non-PEO NEOs.:

Named Executive Officers, Footnote
(3) For all years in question, our Principal Executive Officer (PEO) was the Company’s Chief Executive Officer, Daniel Shaeffer. Mr. Shaeffer is employed by our advisor and its affiliates. As such, except for grants of Time-Based LTIP Units and Performance-Based Special LTIP Units, as reflected in the SCT, he is not compensated by us for his services to us and our subsidiaries.
	(5) For 2025 and 2024, our remaining NEOs consisted of Adam Larson, our Chief Financial Officer, Chad Christensen, our Executive Chairman, Gregg Christensen, our Chief Legal Officer, and Glenn Rand, our Chief Operating Officer. For 2023 and 2022, our remaining NEOs consisted of Chad Christensen, our Executive Chairman and Gregg Christensen, our Chief Legal Officer. Mr. Larson and Mr. C. Christensen are employed by our advisor and its affiliates. As such, as reflected in the SCT, except for grants of Time-Based LTIP Units and Performance-Based Special LTIP Units, they are not compensated by us for their services to us and our subsidiaries.
PEO Total Compensation Amount	$ 990,000	$ 1,100,000	$ 1,141,153	$ 1,141,153
PEO Actually Paid Compensation Amount	$ 318,779	9,861	(768,418)	2,381,226
Adjustment To PEO Compensation, Footnote
(4) Compensation “actually paid” is defined by the SEC and is computed in accordance with SEC rules by subtracting the amounts in the “Stock Awards” column of the SCT for each year from the “Total” column of the SCT and then: (i) adding the fair value as of the end of the reported year of all awards granted during the reporting year that are outstanding and unvested as of the end of the reporting year; (ii) adding the amount equal to the change as of the end of the reporting year (from the end of the prior year) in fair value (whether positive or negative) of any awards granted in any prior year that are outstanding and unvested as of the end of the reporting year; (iii) adding, for awards that are granted and vest in the reporting year, the fair value as of the vesting date; (iv) adding the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value (whether positive or negative) of any awards granted in any prior year for which all applicable vesting conditions were satisfied at the end of or during the reporting year; (v) subtracting, for any awards granted in any prior year that are forfeited during the reporting year, the amount equal to the fair value at the end of the prior year; and (vi) adding the value of any dividends (or dividend equivalents) paid in the reporting year on unvested equity awards and the value of accrued dividends (or dividend equivalents) paid on performance awards that vested in the reporting year. The following tables reflect the adjustments made to SCT total compensation to compute compensation actually paid for our PEO and Non-PEO NEOs.:
PEO

	SCT Total	Deduction for SCT Equity Awards	Fair Value of New Unvested Awards	Change in Fair Value of Outstanding Unvested Awards from Prior Years	Fair Value of New Vested Awards	Change in Fair Value of Awards from Prior Years that Vested During Covered Year	Deduction of Fair Value of Awards Forfeited or Modified	Dollar Value of Dividends on Unvested Awards	Compensation Actually Paid
2025	$990,000	$(990,000)	$302,071	$(29,060)	$—	$(29,946)	$—	$75,714	$318,779
2024	1,100,000	(1,100,000)	323,652	(192,766)	—	(282,406)	—	161,381	9,861
2023	1,141,153	(1,141,153)	289,156	(1,119,723)	—	(73,418)	—	135,567	(768,418)
2022	1,141,153	(1,141,153)	1,347,586	741,175	—	129,220	—	163,245	2,381,226

Non-PEO NEO Average Total Compensation Amount	$ 972,818	872,834	1,076,412	1,096,763
Non-PEO NEO Average Compensation Actually Paid Amount	$ 605,778	380,952	(231,145)	1,953,313
Adjustment to Non-PEO NEO Compensation Footnote
(4) Compensation “actually paid” is defined by the SEC and is computed in accordance with SEC rules by subtracting the amounts in the “Stock Awards” column of the SCT for each year from the “Total” column of the SCT and then: (i) adding the fair value as of the end of the reported year of all awards granted during the reporting year that are outstanding and unvested as of the end of the reporting year; (ii) adding the amount equal to the change as of the end of the reporting year (from the end of the prior year) in fair value (whether positive or negative) of any awards granted in any prior year that are outstanding and unvested as of the end of the reporting year; (iii) adding, for awards that are granted and vest in the reporting year, the fair value as of the vesting date; (iv) adding the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value (whether positive or negative) of any awards granted in any prior year for which all applicable vesting conditions were satisfied at the end of or during the reporting year; (v) subtracting, for any awards granted in any prior year that are forfeited during the reporting year, the amount equal to the fair value at the end of the prior year; and (vi) adding the value of any dividends (or dividend equivalents) paid in the reporting year on unvested equity awards and the value of accrued dividends (or dividend equivalents) paid on performance awards that vested in the reporting year. The following tables reflect the adjustments made to SCT total compensation to compute compensation actually paid for our PEO and Non-PEO NEOs.:
Non-PEO NEOs

	SCT Average	Deduction for SCT Equity Awards	Fair Value of New Unvested Awards	Change in Fair Value of Outstanding Unvested Awards from Prior Years	Fair Value of New Vested Awards	Change in Fair Value of Awards from Prior Years that Vested During Covered Year	Deduction of Fair Value of Awards Forfeited or Modified	Dollar Value of Dividends on Unvested Awards	Average Compensation Actually Paid
2025	$972,818	$(518,750)	$141,081	$(13,345)	$—	$(10,822)	$—	$34,796	$605,778
2024	872,834	(513,750)	151,160	(76,919)	—	(122,239)	—	69,866	380,952
2023	1,076,412	(763,077)	193,355	(780,429)	—	(50,475)	—	93,069	(231,145)
2022	1,096,763	(763,077)	901,116	517,161	—	88,839	—	112,511	1,953,313

Compensation Actually Paid vs. Net Income
The graph below compares the compensation actually paid to our PEO and the average of the compensation actually paid to our remaining NEOs, with our net loss for the fiscal years ended December 31, 2025, 2024, 2023 and 2022:

Compensation Actually Paid vs. Company Selected Measure
The graph below compares the compensation actually paid to our PEO and the average of the compensation actually paid to our remaining NEOs, with our Adjusted Core FFO per Share for the fiscal years ended December 31, 2025, 2024, 2023 and 2022:

Tabular List, Table

Most Important Financial Performance Measures
Adjusted Core FFO per Share
Three-Year IRR
Same Store NOI
Capital Formation and Allocation

Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	$ (12,888,000)	$ (20,623,000)	$ (44,898,000)	$ (34,030,000)
Company Selected Measure Amount | $ / shares	0.25	0.07	0.20	0.36
PEO Name	Daniel Shaeffer
Additional 402(v) Disclosure
(1) In accordance with transitional relief provided by the SEC, only four years of information is provided as prior year 2021 was not previously included in the first filing in which the Company provided this Item 402(v) disclosure because it was a smaller reporting company at the time.
(2) The values reflected in this column reflect the “Total” compensation set forth in the Summary Compensation Table (“SCT”) set forth above. See the footnotes to the SCT for further detail regarding the amounts in this column.
(6) Not applicable. We are a public, non-traded REIT. There is no public market for our stock.

Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted Core FFO per Share
Non-GAAP Measure Description	(7) Adjusted Core FFO per Share is adjusted from Core FFO per diluted share/unit for (i) the performance participation allocation expense, which added $0.34 per diluted share/unit ($20.3 million) for the year ended December 31, 2022, and (ii) a reduction in the weighted average shares used in Core FFO per diluted share/unit, assuming development assets and land held for development were sold and the proceeds used to repurchase shares/units. This adjustment reduced weighted average shares/units by 6.5 million, resulting in a $0.03 increase to Core FFO per diluted share/unit for the year ended December 31, 2025. No performance participation allocation was earned in 2025, 2024 or 2023. No adjustment was made for development assets and land held for development in 2024, 2023 or 2022. See the Annual Report included herewith for the definition of Core FFO.
Measure:: 2
Pay vs Performance Disclosure
Name	Three-Year IRR
Measure:: 3
Pay vs Performance Disclosure
Name	Same Store NOI
Measure:: 4
Pay vs Performance Disclosure
Name	Capital Formation and Allocation
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (990,000)	$ (1,100,000)	$ (1,141,153)	$ (1,141,153)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	302,071	323,652	289,156	1,347,586
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(29,060)	(192,766)	(1,119,723)	741,175
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(29,946)	(282,406)	(73,418)	129,220
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	75,714	161,381	135,567	163,245
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(518,750)	(513,750)	(763,077)	(763,077)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	141,081	151,160	193,355	901,116
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(13,345)	(76,919)	(780,429)	517,161
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(10,822)	(122,239)	(50,475)	88,839
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 34,796	$ 69,866	$ 93,069	$ 112,511